Classification of financial assets and liabilities (Details) - SEK SEK in Millions	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets at fair value through profit or loss
Held-for-trading			SEK 6,371
Designated upon initial recognition (FVO)			1,750
Derivatives used for hedge accounting			5,634
Available-for-sale			52,107
Loans and receivables			227,106
Total financial assets	SEK 258,678	SEK 258,657	SEK 292,968
Loans and receivables, subject to fair-value hedge accounting (as a percent)		8.00%	8.00%
Remaining loans and receivables, not subject to hedge accounting and valued at amortized cost (as a percent)		92.00%	92.00%
Cash and cash equivalents
Financial assets at fair value through profit or loss
Loans and receivables		SEK 1,231	SEK 7,054
Total financial assets		1,231	7,054
Treasuries/government bonds
Financial assets at fair value through profit or loss
Available-for-sale		4,382	3,687
Total financial assets		4,382	3,687
Other interest-bearing securities except loans
Financial assets at fair value through profit or loss
Designated upon initial recognition (FVO)		113	1,481
Available-for-sale		39,694	48,420
Total financial assets		39,807	49,901
Loans in the form of interest-bearing securities
Financial assets at fair value through profit or loss
Designated upon initial recognition (FVO)			269
Loans and receivables		41,125	45,953
Total financial assets		41,125	46,222
Loans to credit institutions
Financial assets at fair value through profit or loss
Loans and receivables		23,198	26,190
Total financial assets		23,198	26,190
Loans to the public
Financial assets at fair value through profit or loss
Loans and receivables		141,111	147,909
Total financial assets		141,111	147,909
Derivatives - net
Financial assets at fair value through profit or loss
Held-for-trading		4,356	6,371
Derivatives used for hedge accounting		3,447	5,634
Total financial assets		SEK 7,803	SEK 12,005